Contract costs	12 Months Ended
Sep. 30, 2024
Revenue From Contracts With Customers [Abstract]
Contract costs	Contract costs

	As at September 30, 2024			As at September 30, 2023
	Cost	Accumulated amortization and impairment	Net carrying amount	Cost	Accumulated amortization and impairment	Net carrying amount
	$	$	$	$	$	$
Transition costs	610,971	274,243	336,728	549,848	250,847	299,001
Incentives	51,045	43,744	7,301	52,331	42,886	9,445
	662,016	317,987	344,029	602,179	293,733	308,446